Note 20 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years Ended December 31,
	2022	2021	2020
Basic EPS Computation:
Numerator – Earnings available to common stockholders	$53,042	49,426	38,492
Denominator – Weighted average number of common shares outstanding	11,377,617	11,131,897	10,927,065
Basic earnings per common share	$4.66	4.44	3.52
Diluted EPS Computation:
Numerator – Earnings available to common stockholders	$53,042	49,426	38,492
Denominator – Weighted average number of common shares outstanding	11,377,617	11,131,897	10,927,065
Dilutive effect of stock options and restricted stock shares	31,307	31,059	26,681
	11,408,924	11,162,956	10,953,746
Diluted earnings per common share	$4.65	4.43	3.51